Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities
Net income/(loss)	¥ (39,182)	$ (5,469)	¥ 16,411
Adjustments to reconcile net income/(loss) to net cash used in operating activities
Depreciation and amortization	989	138	244
Amortization of right-of-use assets	759	106	224
Share-based compensation expenses			10
Gain on short-term investments	(2,917)	(407)	(148)
Impairment loss for property, plant and equipment	10,108	1,411
Impairment loss for long-term equity investment			1,000
Share of loss from equity method investments, net of income tax	615	86
Impairment loss for short-term investments	20,549	2,869
Provision of credit losses of accounts receivable, prepayments and other assets	5,321	743	49,718
Accounts payable written off	(16,483)	(2,301)	(78,426)
Property, plant and equipment written off	31	4
Loss on disposal of property, plant and equipment	344	48
Foreign currency exchange gain	(524)	(73)	(72)
Gain on acquisition of subsidiaries			(272)
Gain on disposal of subsidiaries	(3,315)	(463)
Changes in operating assets and liabilities
Accounts receivable	11,763	1,642	29,912
Amount due from related parties	(8,346)	(1,165)
Prepayments and other assets	50,854	7,099	10,780
Inventories	316	44	6,485
Other non-current assets			649
Accounts payable	(60,660)	(8,468)	(28,568)
Amounts due to related parties	6,075	848
Customers’ refundable fees	5,231	730	270
Accrued expenses and other payables	(1,763)	(246)	(10,876)
Lease liabilities	(809)	(113)	(162)
Income tax payables	(191)	(27)	(3,045)
Net cash used in operating activities	(21,235)	(2,964)	(5,866)
Cash flows from investing activities
Purchase of property, plant and equipment	(23,839)	(3,328)	(1,095)
Proceeds from disposal of property, plant and equipment	3,830	535
Investment in equity method investments	(923)	(129)
Cash received from/(paid for) acquisition of subsidiaries, net of cash acquired	(305)	(43)	218
Cash received from disposal of subsidiaries	(1,162)	(162)
Cash paid for short-term investments	(64,194)	(8,961)	(176,802)
Proceeds from disposal of short-term investments	15,909	2,221	180,450
Net cash provided by/(used in) investing activities	(70,684)	(9,867)	2,771
Cash flows from financing activities
Contribution from non-controlling shareholders	4,040	564	1,238
Proceeds from issuance of convertible promissory note, net of issuance costs	42,278	5,902
Net cash provided by financing activities	46,318	6,466	1,238
Effect of exchange rate changes on cash, cash equivalents and restricted cash	482	68	359
Net decrease in cash, cash equivalents and restricted cash	(45,119)	(6,297)	(1,498)
Cash, cash equivalents and restricted cash at the beginning of the period	89,484	12,491	143,899
Cash, cash equivalents and restricted cash at the end of the period	44,365	6,194	142,401
Cash, cash equivalents and restricted cash
Cash and cash equivalents	34,647		125,427
Restricted cash	9,718		16,974
Cash, cash equivalents and restricted cash at the end of the period	44,365		142,401
Supplemental disclosures of cash flow information
Interest paid
Income tax paid	(20)	(3)	(30)
Supplemental disclosure of non-cash flow information
Lease liabilities arising from obtaining right-of-use assets	¥ 139	$ 19	¥ 1,931